Income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax expense
Loss before taxes	$ (399,743)	$ (605,352)	$ (175,919)
Income tax calculated at 25%	99,936	151,338	43,980
Effect of expenses and gains that are not deductible in determining taxable results	(34,366)	(12,813)	(8,625)
Effect of stock issue expenses that are not deductible in determining taxable results		14,139	6,363
Effect of concessions and grants	13,413	7,900	635
Effect of tax losses carried forward not recognized	(44,232)	(116,711)	(12,952)
Effect of different tax rates in jurisdictions in which the company operates	(2,084)	(195)	(58)
Deferred tax asset other than loss carryforwards not recognized	(50,389)	(45,601)	(30,336)
Withholding tax paid	(5,076)
(Underprovided)/overprovided in prior years	398	(1,014)	(4,310)
Other	(241)	(146)	15
Income tax expense recognized in the consolidated statements of profit or loss	(8,522)	$ (3,103)	$ (5,289)
Effect of stock issue expenses that are not deductible in determining taxable results	$ (14,119)